Benefit Plans (Weighted-Average Assumptions Used To Determine Postretirement Benefit Obligations) (Details) (Postretirement Benefit Obligations [Member])	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
U.S. Plans - Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.50%	5.40%
Health care cost trend rate assumed for next year	7.50%	8.00%
Ultimate trend rate	5.00%	5.00%
Year that rate reaches the ultimate trend rate	2017	2017
Non-U.S. Plans - Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.45%	5.14%
Health care cost trend rate assumed for next year	6.55%	6.29%
Ultimate trend rate	4.77%	4.73%
Year that rate reaches the ultimate trend rate	2029	2029